Mortgages Payable	3 Months Ended
Mar. 31, 2011
Mortgages Payable
Mortgages Payable

(9)           Mortgages Payable

The Company’s mortgages payable are secured by certain of the Company’s investment properties.  Mortgage loans outstanding as of March 31, 2011 were $477,970 and had a weighted average interest rate of 5.19%.  Of this amount, $422,883 had fixed rates ranging from 4.11% to 7.65% and a weighted average fixed rate of 5.35% as of March 31, 2011.  The remaining $55,087 of mortgage debt represented variable rate loans with a weighted average interest rate of 3.90% as of March 31, 2011.  As of March 31, 2011, scheduled maturities for the Company’s outstanding mortgage indebtedness had various due dates through December 2020.  The majority of the Company’s mortgage loans require monthly payments of interest only, although some loans require principal and interest payments, as well as reserves for taxes, insurance and certain other costs.

The table below presents the principal amount of the debt maturing each year, including monthly annual amortization of principal, based on debt outstanding at March 31, 2011 and weighted average interest rates for the debt maturing in each specified period.

	2011 (a)	2012 (a)	2013	2014	2015	Thereafter	Total
Maturing debt:
Fixed rate debt	$65,491	58,868	4,171	134,750 (c)	20,778	138,825	422,883
Variable rate debt	15,146	33,741 (b)	-	6,200	-	-	55,087

Weighted average interest rate
Fixed rate debt	4.50%	5.22%	-	5.33%	6.50%	5.64%	5.35%
Variable rate debt	4.26%	4.34%	-	0.63%	-	-	3.90%

(a)         Approximately $78,600 of the Company’s mortgages payable mature prior to April 2012.  The Company will soon be in discussions with the various lenders to refinance this maturing debt or will repay the debt using draws on its unsecured line of credit facility.  If the Company’s attempts to refinance are successful, the Company anticipates the average rates on the new borrowings could be approximately 50 to 150 basis points above the average expiring rates.  Finalizing these new borrowings is subject to, among other things, the lenders completing their respective due diligence and negotiating and executing definitive agreements.  There is no assurance the Company will be able to complete these borrowing.

(b)         The Company has guaranteed a mortgage for $2,700 and it would be required to make a payment on this guarantee upon the default of any of the provisions in the loan document.

(c)          The Company has guaranteed a mortgage for approximately $19,100 and it would be required to make a payment on